Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Segment information
32.	Segment information

For management purposes, the Group is organized into business units based on their products and activities and have three reportable segments as follows:

-	Production and marketing of cement, concrete and blocks in the northern region of Peru.

-	Sale of construction supplies (steel rebar and building materials) in the northern region of Peru.

-	Production and marketing of quicklime in the northern region of Peru.

No operating segments have been aggregated to form the above reportable operating segments.

Management monitors the profit before income tax of each business unit separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit before income tax and is measured consistently with profit before income tax in the consolidated financial statements.

Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

	Revenues from external customers	Gross profit margin	Administrative expenses	Selling and distribution expenses	Other operating income, net	Finance costs	Finance income	Net loss on settlement of derivate financial instruments	(Loss) gain from exchange difference, net	Profit before income tax	Income tax expense	Profit for the year
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Cement, concrete and blocks	1,181,160	367,130	(154,310)	(37,926)	4,204	(88,569)	2,951	5,337	(9,352)	89,465	(29,167)	60,298
Construction supplies	82,218	3,340	(6,043)	(1,485)	154	(130)	26	-	(404)	(4,542)	1,481	(3,061)
Quicklime	32,473	5,012	(1,493)	(367)	-	-	-	-	(88)	3,064	(999)	2,065
Other (*)	483	(196)	(1,523)	(375)	(12)	5	(1)	-	13	(2,089)	681	(1,408)

Consolidated	1,296,334	375,286	(163,369)	(40,153)	4,346	(88,694)	2,976	5,337	(9,831)	85,898	(28,004)	57,894

2019
Cement, concrete and blocks	1,289,034	480,466	(165,758)	(42,306)	2,701	(77,947)	2,553	(1,491)	718	198,936	(63,775)	135,161
Construction supplies	67,225	2,803	(3,490)	(891)	(25)	(37)	23	-	6	(1,611)	517	(1,094)
Quicklime	36,109	3,545	(1,745)	(445)	-	-	-	-	4	1,359	(436)	923
Other (*)	333	81	(3,489)	(891)	(31)	(2)	-	-	1	(4,331)	1,388	(2,943)

Consolidated	1,392,701	486,895	(174,482)	(44,533)	2,645	(77,986)	2,576	(1,491)	729	194,353	(62,306)	132,047

2018
Cement, concrete and blocks	1,134,916	459,698	(166,127)	(43,015)	(8,191)	(87,327)	4,945	(34,887)	(8,227)	116,869	(41,214)	75,655
Construction supplies	68,762	1,623	(553)	(1,066)	(322)	(11)	25	-	(26)	(330)	116	(214)
Quicklime	57,564	5,141	(2,186)	-	-	-	-	-	(111)	2,844	(1,043)	1,801
Other (*)	1,692	266	(3,275)	(36)	(184)	-	-	-	(13)	(3,242)	1,146	(2,096)

Consolidated	1,262,934	466,728	(172,141)	(44,117)	(8,697)	(87,338)	4,970	(34,887)	(8,377)	116,141	(40,995)	75,146

(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects).

	Segment assets	Other assets (*)	Total assets	Operating liabilities	Capital expenditure (**)	Depreciation and amortization	Provision of inventory net realizable value and obsolescence
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Cement, concrete and blocks	2,806,803	37,068	2,843,871	1,590,105	55,142	(131,877)	(3,635)
Construction supplies	51,225	-	51,225	58,517	-	(767)	-
Quicklime	83,621	-	83,621	-	-	(5,741)	-
Other	31,696	5,871	37,567	107	-	(782)	-

Consolidated	2,973,345	42,939	3,016,284	1,648,729	55,142	(139,167)	(3,635)

2019
Cement, concrete and blocks	2,714,888	-	2,714,888	1,409,596	87,086	(122,911)	(2,498)
Construction supplies	51,376	-	51,376	99,934	-	(879)	-
Quicklime	93,812	-	93,812	-	-	(5,820)	-
Other	53,258	18,224	71,482	377	-	(208)	-

Consolidated	2,913,334	18,224	2,931,558	1,509,907	87,086	(129,818)	(2,498)

(*)	As of December 31, 2020, corresponds to the financial investment designated at fair value through OCI of S/692,000 and fair value of derivative financial instruments (“cross currency swap”) of S/42,427,000. As of December 31, 2019 corresponds to the financial investment designated at fair value through OCI for approximately S/18,224,000. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivate financial instrument from trading are not assigned to any segment.

(**)	Capital expenditure consists of S/55,142,000 and S/87,086,000 during the years ended December 31, 2020 and 2019, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets.

Geographic information

As of December 31, 2020 and 2019, all non-current assets are located in Peru and all revenues are from clients located in the north region of the country.